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                                                     --------------------------
                                                             OMB APPROVAL
                                                     --------------------------
 THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON      OMB Number: 3235-0006
THE FORM 13F FILED ON 11/13/08 PURSUANT TO A REQUEST Expires: December 31, 2009
    FOR CONFIDENTIAL TREATMENT AND FOR WHICH A       Estimated average burden
        SCHEDULE 13G HAS SINCE BEEN FILED.           hours per form .......22.6
                                                     --------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                              Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2008
                                               -----------------
Check here if Amendment/X/: Amendment Number:     1
                                               -------

   This Amendment (Check only one):  / / is a restatement
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      MICHAEL R. MURPHY
              -----------------------------------------------
   Address:   191 NORTH WACKER DRIVE,
              -----------------------------------------------
              CHICAGO, ILLINOIS 60606
              -----------------------------------------------

Form 13F File Number 28-11638
                        -----------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Buckley
        ---------------------------
Title:  Associate
        ---------------------------
Phone:  312-265-9600
        ---------------------------

Signature, Place, and Date of Signing:

        /s/ Mark Buckley           Chicago, Illinois          1/16/2009
   -------------------------       -----------------       ---------------
          (Signature)                (City, State)              (Date)

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE
    ------------------

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                       2
                                        ------------------

Form 13F Information Table Entry Total:                  1
                                        ------------------

Form 13F Information Table Value Total: $            3,191
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.     Form 13F File Number        Name

   1       28-11635                    DANIEL J. DONOGHUE
   -----      --------------------     --------------------------------
   2       28-11637                    DISCOVERY GROUP I, LLC
   -----      --------------------     --------------------------------

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
                                                      13F INFORMATION TABLE
                                                            9/30/2008

     COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4       COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8

     NAME OF                TITLE OF                 VALUE    SHRS OR   SH/    PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
     ISSUER                   CLASS         CUSIP   (x$1000)  PRN AMT   PRN    CALL    DISCRETION   MANAGERS  SOLE   SHARED    NONE
ALADDIN KNOWLEDGE SYS LTD      ORD        M0392N101    3,191  238,827   SH            SHARED-OTHER    1, 2          238,827

TOTAL                                                  3,191  238,827                                               238,827